Business Combinations Under Common Control (Tables)	12 Months Ended
Dec. 31, 2020
BUSINESS COMBINATIONS UNDER COMMON CONTROL
Summary of Carrying amount of EGPL assets and liabilities at the date of merger

Carrying amount of EGPL assets and liabilities at the date of merger:

Identifiable net assets acquired	ThCh$
Cash and cash equivalents	12,173,982
Other current financial assets	8,460
Other current non-financial assets	3,832,583
Trade and other receivables, current	27,414,273
Current receivables to related parties	73,749,131
Inventories	2,851,171
Current tax assets	2,750,250
Other non-current financial assets	5,685,422
Other non-current non-financial assets	262,878
Trade and other receivables, non-current	43,829,961
Intangible assets other than goodwill	41,786,159
Goodwill	6,652,935
Property, plant and equipment	1,365,850,084
Deferred tax assets	21,246,605
Other current financial liabilities	(62,444,763)
Trade and other current payables, current	(49,109,886)
Current payables to related parties	(33,381,911)
Current tax liabilities	(347,483)
Other non-current financial liabilities	(259,856,654)
Non-current accounts payable to related parties	(396,081,972)
Other non-current provision	(9,169,918)
Deferred tax liabilities	(58,067,689)
Provisions for non-current employee benefits	(603,109)
Net identifiable assets acquired	739,030,509